Label	Element	Value
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	$ 1,164
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	236,618
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	1,123
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	236,618
Common Stock [Member]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	$ 41
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardNetOfForfeitures	410,626
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (3,671,266)